Significant equity transactions, mergers and acquisitions and investments - Acquisitions and integration of Ele.me and Koubei (Details) ¥ in Millions, $ in Millions	1 Months Ended					5 Months Ended		12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	May 31, 2018 CNY (¥)	May 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Nov. 30, 2018
The allocation of the purchase price at the date of acquisition
Goodwill								¥ 276,782		¥ 264,935	¥ 162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration								¥ 16,022		48,206	¥ 17,300
Ele.me
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)													90.00%
Local Services Holdco
Total purchase price is comprised of:
Equity interest held in subsidiary (as a percentage)	73.00%
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods								16 years	16 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods								20 years	20 years
Non-compete agreement | Maximum
Total purchase price is comprised of:
Estimated amortization periods								6 years	6 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods								7 years	7 years
Ele.me
The allocation of the purchase price at the date of acquisition
Net liabilities assumed				¥ (6,327)
Goodwill				34,572
Deferred tax liabilities				(481)
Noncontrolling interests				(5,015)
Total				47,818
Total purchase price is comprised of:
- cash consideration				30,133
- contingent consideration				4,790
- fair value of previously held equity interests				12,895
Total				47,818
Payables to merchants and other logistics providers				¥ 4,259
Weighted average amortization period				5 years 9 months 18 days	5 years 9 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition										1,657
Increase in noncontrolling interests		¥ 6,715
Increase in additional paid-in capital		7,515
Ele.me | Maximum
Total purchase price is comprised of:
- contingent consideration				¥ 4,790
Estimated amortization periods				10 years	10 years
Ele.me | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				¥ 13,702
Ele.me | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				5,764
Ele.me | Non-compete agreement
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				4,188
Ele.me | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets				1,415
Ele.me | Preferred shares
Acquisition
Total consideration						¥ 5,824	$ 864
Percentage of equity interest acquired						27.00%	27.00%
Koubei
The allocation of the purchase price at the date of acquisition
Net assets acquired		3,261
Goodwill		36,817
Deferred tax liabilities		(2,372)
Noncontrolling interests		(17,682)
Total		39,834
Total purchase price is comprised of:
- cash consideration		3,196
- non-cash consideration		14,648
- fair value of previously held equity interests		21,990
Total		39,834
Cash, cash equivalents and short-term investments		¥ 4,475
Weighted average amortization period		6 years 3 months 18 days	6 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition										¥ 21,990
Equity interest held immediately prior to integration (as a percentage)													38.00%
Koubei | Maximum
Total purchase price is comprised of:
Estimated amortization periods		13 years	13 years
Koubei | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 18,330
Koubei | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		1,158
Koubei | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		322
Ele.me and Koubei
Total purchase price is comprised of:
- cash consideration		¥ 3,196	$ 465
Local Services Holdco
Total purchase price is comprised of:
Equity interest held (as a percentage)		72.00%
Cash consideration for additional equity interest acquired		¥ 13,082	$ 1,905					¥ 9,399	$ 1,350
Increase in noncontrolling interests		¥ 3,216						¥ 5,162
Local Services Holdco | Subsequent event
Total purchase price is comprised of:
Cash consideration for additional equity interest acquired | $	$ 450
Company and Ant Group | Ele.me
Acquisition
Total investment consideration				¥ 34,923	$ 5,482
Company and Ant Group | Ele.me | Preferred shares
Acquisition
Total consideration						¥ 8,090	$ 1,200